Parent-Only Financial Statements, Parent-Only Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks	[1]	$ 172,593	$ 201,902	$ 236,052	$ 159,157
Other	[2]	81,297	79,233
Total assets	[3]	2,148,631	1,929,845
Liabilities and equity
Accrued expenses and other liabilities	[2]	68,196	61,145
Total liabilities	[4]	1,965,593	1,748,779
Total Wells Fargo stockholders’ equity		181,117	179,120
Total liabilities and equity		2,148,631	1,929,845
Parent Company [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		15,562	20,991	$ 15,856	$ 16,171
Total assets		376,925	379,504
Liabilities and equity
Accrued expenses and other liabilities		7,387	8,380
Long-term debt		153,467	146,851
Total liabilities		195,808	200,384
Total Wells Fargo stockholders’ equity		181,117	179,120
Total liabilities and equity		376,925	379,504
Parent Company [Member] | Subsidiaries [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		15,562	20,991
Loans to nonbank subsidiaries		183,044	185,269
Investments in subsidiaries		166,809	162,913
Other		11,510	10,331
Liabilities and equity
Indebtedness to nonbank subsidiaries		34,954	45,153
Parent Company [Member] | Indirect Bank Subsidiaries [Member]
Assets [Abstract]
Investments in subsidiaries		$ 177,100	$ 169,600

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks
[2]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	Our consolidated assets at December 31, 2025 and 2024, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Trading assets, $2.3 billion and $472 million; Loans, $11.3 billion and $11.2 billion; All other assets, $224 million and $199 million; and Total assets, $13.8 billion and $11.9 billion, respectively.
[4]	Our consolidated liabilities at December 31, 2025 and 2024, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $3.8 billion and $2.2 billion; Accrued expenses and other liabilities, $206 million and $124 million; and Total liabilities $4.0 billion and $2.4 billion, respectively.